ACCOUNTS RECEIVABLE, NET - Accounts receivable (Details)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Third Parties
Total third-parties, net	¥ 27,453,415	$ 3,785,999	¥ 22,577,980
Third parties
Third Parties
Accounts receivable	27,606,257	3,807,077	27,206,752
Allowance for credit losses	(152,842)	(21,078)	(4,628,772)
Total third-parties, net	27,453,415	3,785,999	22,577,980
Third Parties- long-term
Accounts receivable	842,607	116,201	4,983,698
Allowance for credit losses	(842,607)	(116,201)	(4,983,698)
Total third-parties, net	¥ 0	$ 0	¥ 0